ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2014
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim unaudited consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2013 audited annual consolidated financial statements.

  Under Securities and Exchange Commission ("SEC") Staff Accounting Bulletin 74, the Company is required to disclose information related to new accounting standards that have not yet been adopted. Agnico Eagle has evaluated newly issued accounting standards that have not yet been adopted and does not expect them to significantly impact the Company's consolidated financial statements.